Reclassifications upon adoption of IFRS 9 (Detail) $ in Millions	Jan. 01, 2018 USD ($)
Loans and advances to banks, to: Brokerage receivables
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	$ (17)
Receivables from securities financing transactions, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(5,085)
Loans and advances to customers, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(2,747)
Loans and advances to customers, to: Brokerage receivables
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(4,812)
Loans and advances to customers, to: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(480)
Loans and advances to customers, from: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	9
Loans and advances to customers, from: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	6
Other financial assets measured at amortized cost; to: Brokerage receivables
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(19,573)
Other financial assets measured at amortized cost; from: Financial assets measured at fair value through other comprehensive income
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	569
Financial assets at fair value held for trading, to: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(6)
Financial assets at fair value held for trading, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(11,609)
Financial assets at fair value held for trading; from: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	480
Brokerage receivables, from: Loans and advances to banks
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	17
Brokerage receivables, from: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	4,812
Brokerage receivables, from: Other financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	19,573
Financial assets at fair value not held for trading; to: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(9)
Financial assets at fair value not held for trading; from: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	11,609
Financial assets at fair value not held for trading; from: Receivables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	5,085
Financial assets at fair value not held for trading; from: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	2,747
Financial assets at fair value not held for trading; from: Financial assets measured at fair value through other comprehensive income
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	1,391
Financial assets measured at fair value through other comprehensive income, to: Other financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(569)
Financial assets measured at fair value through other comprehensive income, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(1,391)
Payables from securities financing transactions, to: Other financial liabilities designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(5,212)
Customer deposits, to: Brokerage payables designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(5,404)
Other financial liabilities measured at amortized cost, to: Brokerage payables designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(30,413)
Brokerage payables designated at fair value, from: Customer deposits
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	5,404
Brokerage payables designated at fair value, from: Other financial liabilities measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	30,413
Other financial liabilities designated at fair value, from: Payables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	5,212
Derecognition from Other financial liabilities measured at amortized cost: Deferred fees on other loan commitments
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(4)
UBS AG | Loans and advances to banks, to: Brokerage receivables
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(17)
UBS AG | Receivables from securities financing transactions, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(5,085)
UBS AG | Loans and advances to customers, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(2,747)
UBS AG | Loans and advances to customers, to: Brokerage receivables
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(4,812)
UBS AG | Loans and advances to customers, to: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(480)
UBS AG | Loans and advances to customers, from: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	9
UBS AG | Loans and advances to customers, from: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	6
UBS AG | Other financial assets measured at amortized cost; to: Brokerage receivables
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(19,573)
UBS AG | Other financial assets measured at amortized cost; from: Financial assets measured at fair value through other comprehensive income
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	569
UBS AG | Financial assets at fair value held for trading, to: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(6)
UBS AG | Financial assets at fair value held for trading, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(11,609)
UBS AG | Financial assets at fair value held for trading; from: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	480
UBS AG | Brokerage receivables, from: Loans and advances to banks
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	17
UBS AG | Brokerage receivables, from: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	4,812
UBS AG | Brokerage receivables, from: Other financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	19,573
UBS AG | Financial assets at fair value not held for trading; to: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(9)
UBS AG | Financial assets at fair value not held for trading; from: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	11,609
UBS AG | Financial assets at fair value not held for trading; from: Receivables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	5,085
UBS AG | Financial assets at fair value not held for trading; from: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	2,747
UBS AG | Financial assets at fair value not held for trading; from: Financial assets measured at fair value through other comprehensive income
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	1,391
UBS AG | Financial assets measured at fair value through other comprehensive income, to: Other financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(569)
UBS AG | Financial assets measured at fair value through other comprehensive income, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(1,391)
UBS AG | Payables from securities financing transactions, to: Other financial liabilities designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(5,212)
UBS AG | Customer deposits, to: Brokerage payables designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(5,404)
UBS AG | Other financial liabilities measured at amortized cost, to: Brokerage payables designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(30,413)
UBS AG | Brokerage payables designated at fair value, from: Customer deposits
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	5,404
UBS AG | Brokerage payables designated at fair value, from: Other financial liabilities measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	30,413
UBS AG | Other financial liabilities designated at fair value, from: Payables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	5,212
UBS AG | Derecognition from Other financial liabilities measured at amortized cost: Deferred fees on other loan commitments
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	$ (4)